Capital stock - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares	$ 10
Number of shares outstanding	727,240,000	727,240,000	727,240,000	727,240,000
Authorised capital | $	$ 9,700,000
Number of shares authorized	970,000,000	970,000,000
Paid in capital	$ 7,272,401	$ 221,787	$ 7,272,401
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	74,548,000	74,548,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each unit of ADS	20
Number of shares outstanding	3,727,383,000	3,727,383,000